Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 138,183	$ 111,141	$ 118,653
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization (accretion) of fees, discounts, premiums and intangible assets, net	31,046	20,663	21,624
Cash received from FDIC under loss share	3,456	32,828	92,551
Depreciation	7,587	6,667	5,766
Stock option compensation expense	848	1,087	1,213
Provision for loan losses	44,955	93,104	179,909
(Gain) loss on investment securities and real estate held for sale, net	(100,952)	23,315	58,066
Loss on extinguishment of debt	95,565	0	0
Gain on FDIC-assisted transaction	0	0	(85,608)
Decrease (increase) in accrued interest receivable	5,726	(3,312)	7,999
Increase in FDIC loss share receivable	(3,284)	(10,470)	0
Increase (decrease) in income taxes payable	18,066	(11,351)	(23,408)
Decrease (increase) in other assets	(74,889)	21,600	(51,641)
Increase (decrease) in accrued expenses and other liabilities	8,649	(23,575)	(74,243)
Net cash provided by (used in) operating activities	174,956	261,697	250,881
CASH FLOWS FROM INVESTING ACTIVITIES
Net principal collections (loan originations)	544,240	400,054	281,826
FHLB stock redeemed	1,830	0	0
Available-for-sale securities purchased	(2,442,184)	(1,585,945)	(1,774,343)
Principal payments and maturities of available-for-sale securities	1,608,603	727,379	1,052,545
Available-for-sale securities sold	2,257,913	131,361	496,024
Held-to-maturity securities purchased	(1,167,121)	0	0
Principal payments and maturities of held-to-maturity securities	23,082	33,874	23,128
Net cash received from acquisition	50,576	0	111,684
Proceeds from sales of real estate held for sale	175,832	110,400	129,447
Covered REO purchased	33,579	29,383	0
Increase in intangible assets	(1,061)	0	0
Premises and equipment purchased and REO improvements	(30,949)	(10,539)	(13,027)
Net cash provided (used) by investing activities	1,054,340	(164,033)	307,284
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in customer accounts	(225,068)	(186,637)	190,702
Proceeds from long-term borrowings	0	200,000	200,000
Repayments of long-term borrowings	(995,306)	(100,000)	(539,034)
Proceeds from exercise of common stock options and related tax benefit	357	1,686	1,940
Dividends paid on common stock	(32,430)	(25,697)	(22,450)
Treasury stock purchased, net	(41,914)	(59,680)	0
Decrease in advance payments by borrowers for taxes and insurance	493	44	911
Net cash used by financing activities	(1,293,868)	(170,284)	(167,931)
Increase (decrease) in cash and cash equivalents	(64,572)	(72,620)	390,234
Cash and cash equivalents at beginning of period	816,002	888,622	498,388
Cash and cash equivalents at ending of period	751,430	816,002	888,622
Non-cash investing activities
Non-covered real estate acquired through foreclosure	160,971	112,693	222,057
Covered real estate acquired through foreclosure	15,905	54,638	34,536
Cash paid during the period for
Interest	199,735	228,444	269,478
Income taxes	59,596	73,798	27,503
The following summarizes the non-cash activities related to acquisitions
Fair value of assets and intangible acquired, including goodwill	124,594	0	1,091,629
Fair value of liabilities assumed	(154,493)	0	(1,047,981)
Net fair value of assets (liabilities)	$ (29,899)	$ 0	$ 43,648